Financial instruments and financial risk management - Notional principal amounts (Details) € in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($) $ / t	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	0.01%	0.01%	0.01%	0.04%
Assets measured at fair value		€ 536,200	€ 214,700	€ 309,300
Liabilities measured at fair value		3,923,000	4,667,000	4,478,700
Financial assets (liabilities) at fair value		€ 4,459,200	€ 4,881,700	€ 4,788,000
Fixed rate
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	1.48%	1.48%	1.54%	1.65%
Foreign currency forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value		€ 527,700	€ 4,600	€ 239,400
Foreign currency forward contracts [Member] | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		8,672,000
Forward foreign exchange contracts - Within 1 Year | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		4,007,000
Forward foreign exchange contracts - Greater than 1 Year | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		4,665,000
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 98,040	77,840
Assets measured at fair value		€ 4,000
Currency swap contract [member] | Fixed rate | Maximum
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	1.79%	1.79%
Currency swap contract [member] | Fixed rate | Minimum
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	1.54%	1.54%
Jet fuel Forward Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 2,784,000	€ 2,482,000
Forward contract period	18 months
Average hedged rate per tonne | $ / t	705.4